OPERATING SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue by major product
Net premiums earned	$ 147,764	$ 149,943	$ 141,584	$ 137,280	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 576,571	$ 538,452	$ 493,382
Casualty
Revenue by major product
Net premiums earned									267,697	236,198	232,047
Casualty | General liability
Revenue by major product
Net premiums earned									84,985	85,020	96,659
Casualty | Commercial and personal umbrella
Revenue by major product
Net premiums earned									68,287	63,020	61,370
Casualty | Commercial transportation
Revenue by major product
Net premiums earned									34,701	34,106	40,262
Casualty | P&C package business
Revenue by major product
Net premiums earned									28,497	16,379
Casualty | Executive products
Revenue by major product
Net premiums earned									15,764	14,665	13,624
Casualty | Professional services
Revenue by major product
Net premiums earned									28,018	13,151	6,202
Casualty | Specialty programs
Revenue by major product
Net premiums earned									2,331	4,325	7,188
Casualty | Other
Revenue by major product
Net premiums earned									5,114	5,532	6,742
Property
Revenue by major product
Net premiums earned									202,402	203,660	181,645
Property | Commercial property
Revenue by major product
Net premiums earned									74,197	80,743	80,471
Property | Marine
Revenue by major product
Net premiums earned									56,367	51,654	47,981
Property | Crop reinsurance
Revenue by major product
Net premiums earned									24,506	34,935	27,082
Property | Property reinsurance
Revenue by major product
Net premiums earned									27,021	19,925	14,664
Property | Other property
Revenue by major product
Net premiums earned									20,311	16,403	11,447
Surety
Revenue by major product
Net premiums earned									106,472	98,594	79,690
Surety | Miscellaneous
Revenue by major product
Net premiums earned									39,299	34,837	24,855
Surety | Contract
Revenue by major product
Net premiums earned									26,329	24,354	18,970
Surety | Commercial
Revenue by major product
Net premiums earned									22,107	21,317	18,869
Surety | Oil and gas
Revenue by major product
Net premiums earned									$ 18,737	$ 18,086	$ 16,996